Note 13 - Equity Compensation Plan (Details) (USD $)	12 Months Ended					1 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 The Plan [Member]	Dec. 31, 2007 The Plan [Member]	Mar. 18, 2009 Non-Vested Restricted Shares [Member] March 18, 2009 [Member]	Mar. 18, 2010 Non-Vested Restricted Shares [Member] March 18, 2010 [Member]	Mar. 18, 2011 Non-Vested Restricted Shares [Member] March 18, 2011 [Member]	Mar. 18, 2008 Non-Vested Restricted Shares [Member] Directors [Member]	Mar. 18, 2008 Non-Vested Restricted Shares [Member] Certain Employees of the Manager [Member]	Nov. 22, 2012 Non-Vested Restricted Shares [Member]	Mar. 18, 2008 Non-Vested Restricted Shares [Member]	Dec. 31, 2013 Non-Vested Restricted Shares [Member]	Dec. 31, 2012 Non-Vested Restricted Shares [Member]	Dec. 31, 2011 Non-Vested Restricted Shares [Member]
Note 13 - Equity Compensation Plan (Details) [Line Items]
Common Stock Reserved Percentage					10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				324,766		13,003	6,501	6,501	9,396	16,609	74,761
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)											$ 7.26	$ 13.52
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												3 years
Share-based Compensation (in Dollars)	$ 292,628	$ 31,268	$ 4,071										$ 292,628	$ 31,268	$ 4,071
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)															38,551
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	$ 218,870
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	9 months